Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets	$ 3,600	$ 5,129	$ 5,106
Australia
Deferred tax assets and liabilities
Deferred tax assets	820
United States
Deferred tax assets and liabilities
Deferred tax assets	907
Canada
Deferred tax assets and liabilities
Deferred tax assets	843
France
Deferred tax assets and liabilities
Deferred tax assets	487
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	4	27	69
Year 2
Deferred tax assets and liabilities
Deferred tax assets	2	1	26
Year 3
Deferred tax assets and liabilities
Deferred tax assets	4	5	7
Year 4
Deferred tax assets and liabilities
Deferred tax assets	8	25	2
Year 4 | Canada
Deferred tax assets and liabilities
Deferred tax assets	32
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,220	1,652	1,643
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	326
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	812
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	2,362	$ 3,419	$ 3,359
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	820
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	581
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	$ 487